T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.3%
CONSUMER/RETAIL 0.4%
Consumer Brands 0.2%
Duluth Holdings, Class B (1)(2)	981,000	8,319
		8,319
Consumer Services 0.2%
TAL Education Group, ADR (1)	403,200	13,805
		13,805
Total Consumer/Retail		22,124
FINANCIAL SERVICES 4.9%
Payments 4.9%
ANT International, Class C, Acquisition Date: 6/7/18, Cost
$67,333 (1)(3)(4)	12,002,332	77,175
PayPal Holdings (1)	1,875,000	194,231
StoneCo, Class A (1)(2)	541,520	18,834
Total Financial Services		290,240
INDUSTRIALS 0.2%
Transportation Technology Services 0.2%
Uber Technologies, Class A, Acquisition Date: 12/5/14 -
1/16/18, Cost $14,342 (1)(3)	360,626	10,439
Total Industrials		10,439
INTERNET 41.1%
China Internet Media/Advertising 3.5%
Tencent Holdings (HKD)	4,989,500	208,700
		208,700
China Internet Retail 5.7%
Alibaba Group Holding, ADR (1)	2,021,134	337,994
		337,994
China Internet Services 0.6%
Ctrip. com International, ADR (1)	1,298,600	38,036
		38,036

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
Rest of World Internet Media/Advertising 0.8%
Sea, ADR (1)(2)	1,587,593	49,136
		49,136
Rest of World Internet Retail 0.1%
Farfetch, Class A (1)(2)	305,149	2,637
		2,637
Rest of World Internet Services 0.6%
Trainline (GBP) (1)	7,264,495	37,420
		37,420
U. S. Internet Media/Advertising 12.1%
Alphabet, Class A (1)	79,050	96,531
Alphabet, Class C (1)	204,753	249,594
Facebook, Class A (1)	2,132,800	379,809
		725,934
U. S. Internet Retail 13.4%
Amazon. com (1)	453,000	786,367
Chewy, Class A (1)(2)	312,733	7,687
RealReal (1)(2)	388,414	8,685
		802,739
U. S. Internet Services 4.3%
Booking Holdings (1)	124,072	243,505
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(3)(4)	186,860	1,170
Redfin (1)(2)	657,781	11,077
		255,752
Total Internet		2,458,348
IT SERVICES 3.1%
Data Centers 1.6%
Equinix, REIT	168,056	96,935
		96,935
IT Services 1.5%
Amadeus IT Group, A Shares (EUR)	203,439	14,577

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

		Shares	$ Value
	(Cost and value in $000s)
	VeriSign (1)	407,300	76,829
			91,406
	Total IT Services		188,341
	MEDIA & ENTERTAINMENT 4.4%
	Direct-to-Consumer Subscription Services 3.9%
	Netflix (1)	775,080	207,427
	Tencent Music Entertainment Group, ADR (1)(2)	2,119,309	27,063
			234,490
	Diversified Media 0.3%
	Walt Disney	144,810	18,872
			18,872
	TV and Radio Broadcasting 0.2%
	Central European Media Enterprises, Class A (1)	1,756,526	7,896
			7,896
	Total Media & Entertainment		261,258
	SEMICONDUCTORS 1.0%
	Processors 1.0%
	NVIDIA	162,900	28,356
	QUALCOMM	386,560	29,487
	Total Semiconductors		57,843
	SOFTWARE 8.1%
Back	-Office Applications Software 2.4%
	Avalara (1)	71,873	4,836
	Ceridian HCM Holding (1)	531,974	26,264
	Coupa Software (1)	593,193	76,860
	Workday, Class A (1)	216,100	36,728
			144,688
	Collaboration and Productivity Software 4.0%
	Atlassian, Class A (1)	739,599	92,775
	ServiceNow (1)(2)	432,549	109,803
	Slack Technologies, Class A (1)(2)	843,803	20,024
	Slack Technologies, Class B, Acquisition Date: 8/17/18, Cost
	$3,595 (1)(3)	301,988	7,166
	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
Zoom Video Communications, Class A (1)(2)	114,570	8,730
		238,498
Front-Office Applications Software 0.5%
salesforce. com (1)	190,900	28,337
		28,337
Industry-Specific Software 0.1%
nCino, Acquisition Date: 9/16/19, Cost $8,417 (1)(3)(4)	386,987	8,417
Toast, Acquisition Date: 11/14/18, Cost $558 (1)(3)(4)	20,287	559
		8,976
Infrastructure and Developer Tool Software 1.1%
Datadog, Acquisition Date: 5/7/19, Cost $2,591 (1)(3)	162,285	5,228
Datadog, Class A (1)(2)	160,214	5,433
Microsoft	322,400	44,823
PagerDuty (1)(2)	81,953	2,315
Pagerduty, Acquisition Date: 8/24/18 - 9/28/18,
Cost $4,940 (1)(3)	291,043	7,811
		65,610
Total Software		486,109
TELECOM SERVICES 33.1%
European Telecom 1.1%
Iliad (EUR)	251,633	23,633
Vodafone Group (GBP)	23,617,963	47,054
		70,687
Rest of the World Telecom 0.2%
Liberty Latin America, Class C (1)	665,156	11,371
		11,371
Towers 15.4%
American Tower, REIT	1,872,500	414,066
Crown Castle International, REIT	2,389,468	332,160
Sarana Menara Nusantara (IDR)	411,976,500	19,012
SBA Communications, REIT	646,300	155,855
		921,093
U. S. Cable/Satellite 9.1%
Altice USA, Class A (1)	1,981,955	56,843
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

		Shares	$ Value
	(Cost and value in $000s)
	Charter Communications, Class A (1)	364,809	150,345
	Comcast, Class A	5,703,400	257,109
	Liberty Broadband, Class C (1)	756,416	79,174
			543,471
	U. S. Wireless 7.3%
T	-Mobile US (1)	3,795,196	298,948
	Verizon Communications	2,279,676	137,601
			436,549
	Total Telecom Services		1,983,171
	Total Common Stocks (Cost $2,225,826)		5,757,873

	CONVERTIBLE PREFERRED STOCKS 1.6%
	INDUSTRIALS 0.3%
	Transportation Technology Services 0.3%
	Aurora Innovation, Series B, Acquisition Date: 3/1/19, Cost
	$12,597 (1)(3)(4)	1,363,230	12,597
	Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost
	$3,572 (1)(3)(4)	130,241	6,633
	Total Industrials		19,230
	INTERNET 0.8%
	China Internet Media/Advertising 0.2%
	ByteDance, Series E, Acquisition Date: 7/8/19,
Cost $	12,010 (1)(3)(4)	243,670	12,010
			12,010
	U. S. Internet Services 0.6%
	Airbnb, Series D, Acquisition Date: 4/16/14,
Cost $	5,109 (1)(3)(4)	125,499	14,200
	Airbnb, Series E, Acquisition Date: 7/14/15,
Cost $	3,047 (1)(3)(4)	32,734	3,704
	Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (1)(3)(4)	560,560	3,509
	Vroom, Series F, Acquisition Date: 6/30/17 - 11/27/17, Cost
	$11,025 (1)(3)(4)	646,332	11,603
			33,016
	Total Internet		45,026

	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

		Shares	$ Value
	(Cost and value in $000s)
	SOFTWARE 0.5%
Back	-Office Applications Software 0.1%
	Plex Systems Holdings, Series B, Acquisition Date: 6/9/14, Cost
	$3,508 (1)(3)(4)	1,528,887	3,761
			3,761
	Collaboration and Productivity Software 0.2%
	Uipath, Series D-1, Acquisition Date: 4/26/19,
Cost $	10,489 (1)(3)(4)	266,532	10,488
	Uipath, Series D-2, Acquisition Date: 4/26/19,
Cost $	1,761 (1)(3)(4)	44,756	1,761
			12,249
Front	-Office Applications Software 0.1%
	Seismic Software, Series E, Acquisition Date: 12/13/18, Cost
	$5,712 (1)(3)(4)	181,211	5,712
			5,712
	Industry-Specific Software 0.1%
	Toast, Series D, Acquisition Date: 6/27/18,
Cost $	6,343 (1)(3)(4)	366,515	10,091
			10,091
	Total Software		31,813
	Total Convertible Preferred Stocks (Cost $79,373)		96,069

SHORT	-TERM INVESTMENTS 2.1%
	Money Market Funds 2.1%
	T. Rowe Price Treasury Reserve Fund, 2.04% (5)(6)	127,191,647	127,192
	Total Short-Term Investments (Cost $127,192)		127,192

	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)

SECURITIES LENDING COLLATERAL 1.4%

Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 1.4%

Short-Term Funds 1.4%

T. Rowe Price Short-Term Fund, 2.07% (5)(6)	8,585,320	85,853

Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		85,853
Total Securities Lending Collateral (Cost $85,853)		85,853

Total Investments in Securities 101.4%
(Cost $2,518,244)		$6,066,987

Other Assets Less Liabilities (1.4)%		(84,418)

Net Assets 100.0%		$5,982,569

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2019.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $214,034 and represents 3.6% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund		$—		$—	$1,659
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1,659+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Treasury
Reserve Fund	$13,108		¤	¤ $	127,192
T. Rowe Price Short-Term
Fund	119,790		¤	¤	85,853
					$213,045^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,659 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $213,045.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Communications & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$5,289,512$	381,040$	87,321$	5,757,873
Convertible Preferred Stocks	—	—	96,069	96,069
Short-Term Investments	127,192	—	—	127,192
Securities Lending Collateral	85,853	—	—	85,853
Total	$5,502,557$	381,040$	183,390$	6,066,987

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $10,286,000 for the period ended September 30,
2019. During the period, transfers out of Level 3 were because observable market data became available for the security.
Additionally, during the period, transfers out of Level 3 include securities acquired as a result of a corporate action.

($000 s)	Beginning	Gain (Loss)		Transfers	Ending
	Balance	During	Total	Out of	Balance
	1/1/19	Period	Purchases	Level 3	9/30/19
Investment in Securities
Common Stocks	$70,237	$9,473	$8,417	$(806)	$87,321
Convertible Preferred
Stocks	83,717	813	36,857	(25,318)	96,069

Total	$153,954	$10,286	$45,274	$(26,124)	$183,390

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

($000 s)						Impact to
			Significant	Value or		Valuation from
Investments in	Market	Valuation	Unobservable	Range of		an Increase
Securities	Value ($000s)	Technique(s)+	Input(s)	Input(s)		in Input*

Common Stocks	$87,321	Recent comparable	—#	—#		—#
		transaction price(s)

		Market comparable	Enterprise Value to	5.8	x	Increase
			Sales Multiple

			Discount for lack of	10%		Decrease
			marketability

			EBIT Growth Rate	56%		Increase

			Enterprise Value to	1.3	x	Increase
			Gross Merchandise
			Value Multiple
			Enterprise Value to	15.7x – 19.9x		Increase
			EBIT Multiple

			Enterprise Value to	8.2x – 10.9x		Increase
			Gross Profit Multiple

Convertible	$96,069	Recent comparable	—#	—#		—#
Preferred Stocks		transaction price(s)

		Market Comparable	Sales Growth Rate	12% - 21%		Increase

			Enterprise Value to	3.9x – 5.8x		Increase
			Sales Multiple

			Enterprise Value to	1.3	x	Increase
			Gross Merchandise
			Value Multiple

			Discount for lack of	10%		Decrease
			marketability

			Enterprise Value to	4.4x – 8.2x		Increase
			Gross Profit Multiple

			Gross Profit	12% - 22%		Increase
			Growth Rate

+	Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

*	Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

#	No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.